OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Other receivables	NOTE 16 – OTHER RECEIVABLES

USDm	2024	2023	2022
Derivative financial instruments	33.0	37.6	55.3
Escrow accounts	1.4	14.9	14.9
Vessel sale	18.9	—	—
Other	6.3	8.0	3.8
Balance as of December 31	59.6	60.5	74.0
No significant other receivables are past due or credit impaired.
The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to Note 26 for further information on fair value hierarchies.